VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

Since 2016, the Company, through its wholly owned subsidiary, CSE Japan Investment Company Limited, entered into silent partnership agreements with various Japan project companies, for the purpose of raising project finance bonds arranged by Goldman Sachs Japan Co., Ltd. Under the silent partnership agreements, the project entities are considered VIEs in which the Company has no equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and Canadian Solar Project K.K, a subsidiary of the Group. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs since their establishment.

As of December 31, 2018 and 2019, the carrying amounts and classifications of the consolidated VIEs’ major assets and liabilities with immaterial items combined, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheet are as follows:

	At December 31,	At December 31,
	2018	2019
	$	$
Project assets	185,448	197,366
Other assets	21,836	26,102
Total assets	207,284	223,468

Short-term borrowings	9,160	139,708
Long-term borrowings	113,973	—
Other liabilities	59,476	66,569
Total liabilities	182,609	206,277

Net income and overall cash flow activities during the year are immaterial to the consolidated financial statements.